Insider Trading Arrangements	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Insider Trading Arragements [Line Items]
Rule 10b5-1 Arragement Adopted [Flag]	false	false
Rule 10b5-1 Arragement Treatment [Flag]	false	false
Non Rule 10b5-1 Arragement Adopted [Flag]	false	false
Non Rule 10b5-1 Arragement Treatment [Flag]	false	false